BIOLOGICAL ASSETS	6 Months Ended
Jun. 30, 2022
BIOLOGICAL ASSETS.
BIOLOGICAL ASSETS

13.BIOLOGICAL ASSETS

The rollforward of biological assets is set forth below:

Balances on December 31, 2020	11,161,210
Addition	3,807,608
Depletion	(3,189,726)
Transfers	23,471
Gain on fair value adjustment	763,091
Disposal	(211,433)
Other write-offs	(105,489)
Balances on December 31, 2021	12,248,732
Addition	2,135,997
Depletion	(1,821,352)
Gain on fair value adjustment	171,618
Disposal	(54,494)
Other write-offs	(16,455)
Balances on June 30, 2022	12,664,046

The calculation of fair value of the biological assets falls under Level 3 in the hierarchy set forth in IFRS 13 — Measurement of Fair Value, due to the complexity and structure of calculation.

The main assumptions such as Average annual growth (“IMA”), discount rate, and average gross selling price of eucalyptus, stand out as the main, notably being the most sensitive where increases or reductions in these assumptions generate significant gains or losses in the measurement of fair value.

The assumptions and data used in measurement of the fair value of biological assets were:

i)	Average cycle of forest formation of 6 and 7 years;
ii)	Effective area of forest from the 3rd year of planting;
iii)

IMA consists of the estimated volume of production of wood with bark in m3 per hectare, ascertained based on the genetic material used in each region, silvicultural practices and forest management, production potential, climate factors and ground conditions;

iv)

The estimated average standard cost per hectare includes expenses on silvicultural and forest management, applied to each year of formation of the biological cycle of forests, plus costs of land lease agreements and opportunity cost of own land;

v)	The average gross selling prices of eucalyptus, which were based on specialized research on transactions carried and out by the Company with independent third parties; and
vi)	The discount rate used in cash flows is measured based on capital structure and other economic assumptions in an independent market participant in the sale of standing wood (forests).

The table below discloses the measurement of the premises adopted:

	June 30,	December 31,
	2022	2021
Planted useful area (hectare)	994,314	1,060,806
Mature assets	133,631	138,739
Immature assets	860,683	922,067
Average annual growth (IMA) - m3/hectare /year	36.08	37.58
Average gross sale price of eucalyptus - R$/m3	79.24	76.38
Discount rate - %	9.2%	8.9%

The pricing model considers net cash flows, after deduction of taxes on profit at the applicable rates.

The fair value adjustment justified by variation of indicators mentioned above, which combined, resulted in a positive variation of R$171,618 recognized under other operating income (expense), net (Note 29).

	June 30,	December 31,
	2022	2021
Physical changes	(710,268)	148,190
Price	881,886	614,901
	171,618	763,091

The Company manages the financial and climate risks related to agricultural activities in a preventive manner. To reducing risks from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses.

The Company has no biological assets pledged in the six-month period ended June 30, 2022 and year ended December 31, 2021.